                         SUPPLEMENT DATED MAY 1, 2016
                                      TO
                         PROSPECTUS DATED MAY 1, 2010

                      UNIVERSAL SELECT ANNUITY PROSPECTUS

Group and Individual Annuity Contracts Issued by Metlife Insurance Company USA

This supplement updates information contained in the prospectus dated May 1, 2010 as annually supplemented. Please write or call MetLife Insurance Company USA, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9406, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company USA. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets VIP Fund
  Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Met/Wellington Large Cap Research Portfolio -- Class E
  MetLife Asset Allocation 100 Portfolio -- Class B
  MetLife Small Cap Value Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Ultra-Short Term Bond Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  Met/Wellington Balanced Portfolio -- Class A
  Met/Wellington Core Equity Opportunities Portfolio -- Class A
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS
  1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE
INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. Certain portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)...........   0.27%     1.59%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) THE FOLLOWING TABLE IS A SUMMARY. FOR MORE COMPLETE INFORMATION ON UNDERLYING FUND FEES AND EXPENSES, PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING FUND.

                                                 DISTRIBUTION                               TOTAL                  NET TOTAL
                                                    AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                      MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                          FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                       ---------- ------------ -------- ------------------ --------- -------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class 2...........................    0.55%       0.25%      0.08%           --          0.88%          --        0.88%
 Equity-Income Portfolio -- Initial
   Class.............................    0.45%         --       0.09%         0.08%         0.62%          --        0.62%
 Mid Cap Portfolio -- Service
   Class 2...........................    0.55%       0.25%      0.08%           --          0.88%          --        0.88%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   VIP Fund+.........................    0.77%       0.25%      0.04%           --          1.06%          --        1.06%
 Templeton Developing Markets
   VIP Fund..........................    1.25%       0.25%      0.08%         0.01%         1.59%        0.01%       1.58%
 Templeton Foreign VIP Fund..........    0.75%       0.25%      0.03%           --          1.03%          --        1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Overseas Portfolio..................    0.44%       0.25%      0.13%           --          0.82%          --        0.82%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
 ClearBridge Variable Aggressive
   Growth Portfolio..................    0.75%         --       0.05%           --          0.80%        0.00%       0.80%
 ClearBridge Variable Appreciation
   Portfolio.........................    0.69%         --       0.05%           --          0.74%        0.00%       0.74%
 ClearBridge Variable Large Cap
   Growth Portfolio..................    0.75%         --       0.09%           --          0.84%        0.04%       0.80%
 ClearBridge Variable Large Cap
   Value Portfolio...................    0.65%         --       0.06%           --          0.71%        0.00%       0.71%

                                                DISTRIBUTION                               TOTAL                  NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- -------------- ---------
 ClearBridge Variable Small Cap
   Growth Portfolio.................    0.75%         --       0.07%           --          0.82%        0.00%       0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --
   Class A..........................    0.60%         --       0.07%         0.06%         0.73%          --        0.73%
 Clarion Global Real Estate
   Portfolio -- Class A.............    0.60%         --       0.04%           --          0.64%          --        0.64%
 ClearBridge Aggressive Growth
   Portfolio -- Class A.............    0.55%         --       0.02%           --          0.57%        0.00%       0.57%
 Harris Oakmark International
   Portfolio -- Class A.............    0.77%         --       0.06%           --          0.83%        0.02%       0.81%
 Invesco Comstock Portfolio --
   Class B..........................    0.56%       0.25%      0.02%           --          0.83%        0.02%       0.81%
 Invesco Small Cap Growth
   Portfolio -- Class A.............    0.85%         --       0.02%           --          0.87%        0.02%       0.85%
 JPMorgan Small Cap Value
   Portfolio -- Class A.............    0.77%         --       0.05%           --          0.82%        0.09%       0.73%
 Loomis Sayles Global Markets
   Portfolio -- Class A.............    0.70%         --       0.08%           --          0.78%          --        0.78%
 Met/Wellington Large Cap
   Research Portfolio -- Class E....    0.56%       0.15%      0.03%           --          0.74%        0.04%       0.70%
 MetLife Asset Allocation 100
   Portfolio -- Class B.............    0.07%       0.25%      0.01%         0.68%         1.01%          --        1.01%
 MetLife Small Cap Value Portfolio
   -- Class B.......................    0.75%       0.25%      0.02%         0.07%         1.09%        0.00%       1.09%
 Oppenheimer Global Equity
   Portfolio -- Class A.............    0.66%         --       0.05%           --          0.71%        0.08%       0.63%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A.............    0.47%         --       0.15%           --          0.62%        0.01%       0.61%
 PIMCO Total Return Portfolio --
   Class B..........................    0.48%       0.25%      0.04%           --          0.77%        0.04%       0.73%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.............    0.57%       0.25%      0.02%           --          0.84%          --        0.84%
 T. Rowe Price Large Cap Value
   Portfolio -- Class E++...........    0.57%       0.15%      0.02%           --          0.74%          --        0.74%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index
   Portfolio -- Class A.............    0.25%         --       0.03%           --          0.28%        0.01%       0.27%
 BlackRock Bond Income Portfolio
   -- Class A.......................    0.32%         --       0.04%           --          0.36%        0.00%       0.36%
 BlackRock Capital Appreciation
   Portfolio -- Class A.............    0.69%         --       0.02%           --          0.71%        0.05%       0.66%
 BlackRock Ultra-Short Term Bond
   Portfolio -- Class A.............    0.34%         --       0.03%           --          0.37%        0.02%       0.35%
 Frontier Mid Cap Growth Portfolio
   -- Class D.......................    0.71%       0.10%      0.03%           --          0.84%        0.02%       0.82%
 Jennison Growth Portfolio -- Class
   A................................    0.60%         --       0.02%           --          0.62%        0.08%       0.54%

                                                DISTRIBUTION                               TOTAL                  NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- -------------- ---------
 Met/Wellington Balanced Portfolio
   -- Class A.......................    0.46%         --       0.08%           --          0.54%        0.00%       0.54%
 Met/Wellington Core Equity
   Opportunities Portfolio --
   Class A..........................    0.70%         --       0.02%           --          0.72%        0.12%       0.60%
 MetLife Asset Allocation 20
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.52%         0.88%        0.01%       0.87%
 MetLife Asset Allocation 40
   Portfolio -- Class B.............    0.06%       0.25%        --          0.56%         0.87%          --        0.87%
 MetLife Asset Allocation 60
   Portfolio -- Class B.............    0.05%       0.25%        --          0.60%         0.90%          --        0.90%
 MetLife Asset Allocation 80
   Portfolio -- Class B.............    0.05%       0.25%        --          0.65%         0.95%          --        0.95%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.02%           --          0.27%        0.01%       0.26%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.55%       0.20%      0.05%           --          0.80%          --        0.80%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.02%           --          0.72%        0.14%       0.58%
 MSCI EAFE(R) Index Portfolio --
   Class A..........................    0.30%         --       0.10%         0.01%         0.41%        0.00%       0.41%
 Neuberger Berman Genesis
   Portfolio -- Class A.............    0.81%         --       0.03%           --          0.84%        0.01%       0.83%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.06%         0.01%         0.32%        0.00%       0.32%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B+............    0.60%       0.25%      0.02%           --          0.87%        0.02%       0.85%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.47%       0.25%      0.03%           --          0.75%          --        0.75%
 Western Asset Management
   Strategic Bond Opportunities
   Portfolio -- Class A.............    0.59%         --       0.04%           --          0.63%        0.04%       0.59%
 Western Asset Management U.S.
   Government Portfolio --
   Class A..........................    0.47%         --       0.02%           --          0.49%        0.01%       0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
   Balanced Fund....................    0.65%         --       0.58%           --          1.23%        0.34%       0.89%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

3. FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

          UNDERLYING FUND                    INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------ -------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class                             will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.        Franklin Advisers, Inc.
   VIP Fund+
 Templeton Developing Markets        Seeks long-term capital appreciation.  Templeton Asset Management Ltd.
   VIP Fund
 Templeton Foreign VIP Fund          Seeks long-term capital growth.        Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Overseas Portfolio                  Seeks long-term growth of capital.     Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
 ClearBridge Variable Aggressive     Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                         LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable                Seeks long-term capital appreciation.  Legg Mason Partners Fund Advisor,
   Appreciation Portfolio                                                   LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable Large Cap      Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                         LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC

        UNDERLYING FUND                    INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- --------------------------------------
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Value Portfolio                Current income is a secondary            LLC
                                  objective.                               Subadviser: ClearBridge Investments,
                                                                           LLC
 ClearBridge Variable Small Cap   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                        LLC
                                                                           Subadviser: ClearBridge Investments,
                                                                           LLC
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio   Seeks to maximize total return,          MetLife Advisers, LLC
   -- Class A                     consistent with income generation        Subadviser: BlackRock Financial
                                  and prudent investment management.       Management, Inc.
 Clarion Global Real Estate       Seeks total return through investment    MetLife Advisers, LLC
   Portfolio -- Class A           in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                  both capital appreciation and current    LLC
                                  income.
 ClearBridge Aggressive Growth    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: ClearBridge Investments,
                                                                           LLC
 Harris Oakmark International     Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio --    Seeks capital growth and income.         MetLife Advisers, LLC
   Class B                                                                 Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth         Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value         Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: J.P. Morgan Investment
                                                                           Management Inc.
 Loomis Sayles Global Markets     Seeks high total investment return       MetLife Advisers, LLC
   Portfolio -- Class A           through a combination of capital         Subadviser: Loomis, Sayles &
                                  appreciation and income.                 Company, L.P.
 Met/Wellington Large Cap         Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Research Portfolio -- Class E                                           Subadviser: Wellington Management
                                                                           Company LLP
 MetLife Asset Allocation 100     Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 MetLife Small Cap Value          Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class B                                                    Subadvisers: Delaware Investments
                                                                           Fund Advisers; Wells Capital
                                                                           Management Incorporated
 Oppenheimer Global Equity        Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                    Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond   Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A           consistent with preservation of capital  Subadviser: Pacific Investment
                                  and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --  Seeks maximum total return,              MetLife Advisers, LLC
   Class B                        consistent with the preservation of      Subadviser: Pacific Investment
                                  capital and prudent investment           Management Company LLC
                                  management.
 T. Rowe Price Large Cap Value    Seeks long-term capital appreciation     MetLife Advisers, LLC
   Portfolio -- Class B           by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                  believed to be undervalued. Income       Inc.
                                  is a secondary objective.

         UNDERLYING FUND                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
----------------------------------- --------------------------------------- --------------------------------------
 T. Rowe Price Large Cap Value      Seeks long-term capital appreciation    MetLife Advisers, LLC
   Portfolio -- Class E++           by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                    believed to be undervalued. Income      Inc.
                                    is a secondary objective.
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index      Seeks to track the performance of the   MetLife Advisers, LLC
   Portfolio -- Class A             Barclays U.S. Aggregate Bond Index.     Subadviser: MetLife Investment
                                                                            Advisors, LLC
 BlackRock Bond Income              Seeks a competitive total return        MetLife Advisers, LLC
   Portfolio -- Class A             primarily from investing in fixed-      Subadviser: BlackRock Advisors, LLC
                                    income securities.
 BlackRock Capital Appreciation     Seeks long-term growth of capital.      MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term         Seeks a high level of current income    MetLife Advisers, LLC
   Bond Portfolio -- Class A        consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                    capital.
 Frontier Mid Cap Growth            Seeks maximum capital appreciation.     MetLife Advisers, LLC
   Portfolio -- Class D                                                     Subadviser: Frontier Capital
                                                                            Management Company, LLC
 Jennison Growth Portfolio --       Seeks long-term growth of capital.      MetLife Advisers, LLC
   Class A                                                                  Subadviser: Jennison Associates LLC
 Met/Wellington Balanced            Seeks long-term capital appreciation    MetLife Advisers, LLC
   Portfolio -- Class A             with some current income.               Subadviser: Wellington Management
                                                                            Company LLP
 Met/Wellington Core Equity         Seeks to provide a growing stream of    MetLife Advisers, LLC
   Opportunities Portfolio --       income over time and, secondarily,      Subadviser: Wellington Management
   Class A                          long-term capital appreciation and      Company LLP
                                    current income.
 MetLife Asset Allocation 20        Seeks a high level of current income,   MetLife Advisers, LLC
   Portfolio -- Class B             with growth of capital as a secondary
                                    objective.
 MetLife Asset Allocation 40        Seeks high total return in the form of  MetLife Advisers, LLC
   Portfolio -- Class B             income and growth of capital, with a
                                    greater emphasis on income.
 MetLife Asset Allocation 60        Seeks a balance between a high level    MetLife Advisers, LLC
   Portfolio -- Class B             of current income and growth of
                                    capital, with a greater emphasis on
                                    growth of capital.
 MetLife Asset Allocation 80        Seeks growth of capital.                MetLife Advisers, LLC
   Portfolio -- Class B
 MetLife Stock Index Portfolio --   Seeks to track the performance of the   MetLife Advisers, LLC
   Class A                          Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                    Stock Price Index.                      Advisors, LLC
 MFS(R) Total Return Portfolio --   Seeks a favorable total return through  MetLife Advisers, LLC
   Class F                          investment in a diversified portfolio.  Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Value Portfolio -- Class A  Seeks capital appreciation.             MetLife Advisers, LLC
                                                                            Subadviser: Massachusetts Financial
                                                                            Services Company
 MSCI EAFE(R) Index Portfolio --    Seeks to track the performance of the   MetLife Advisers, LLC
   Class A                          MSCI EAFE(R) Index.                     Subadviser: MetLife Investment
                                                                            Advisors, LLC

          UNDERLYING FUND                     INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 Neuberger Berman Genesis            Seeks high total return, consisting      MetLife Advisers, LLC
   Portfolio -- Class A              principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                              Advisors, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class B+                                                      Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
   Strategic Bond Opportunities      consistent with preservation of          Subadviser: Western Asset
   Portfolio -- Class A              capital.                                 Management Company
 Western Asset Management U.S.       Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio --           consistent with preservation of capital  Subadviser: Western Asset
   Class A                           and maintenance of liquidity.            Management Company
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially              Seeks capital appreciation and           1919 Investment Counsel, LLC
   Responsive Balanced Fund          retention of net investment income.

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

       Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

4. PURCHASE PAYMENTS

       If payments made on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

5. TRANSFERS

       Replace the list of Monitored Portfolios with the following:

       BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Global Markets Portfolio, MetLife Small Cap Value Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Overseas Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Western Asset Management Strategic Bond Opportunities Portfolio

6. DEATH BENEFIT

       There is no death benefit after the payout phase begins, however, depending on the payout option you elect, any remaining guarantee will be paid to your beneficiary.

7. THE INSURANCE COMPANY

       On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and the MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

8. WHO SELLS THE DEFERRED ANNUITIES

       On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with MetLife Insurance Company USA.

9. REPLACE "APPENDIX B" WITH THE FOLLOWING:

                                  APPENDIX B

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed:

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   WMC Large Cap Research Portfolio --    Met/Wellington Large Cap Research
    Class E                                Portfolio -- Class E
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   BlackRock Money Market Portfolio --    BlackRock Ultra-Short Term Bond
    Class A                                Portfolio -- Class A
   WMC Balanced Portfolio -- Class A      Met/Wellington Balanced Portfolio
                                           -- Class A
   WMC Core Equity Opportunities          Met/Wellington Core Equity
    Portfolio -- Class A                   Opportunities Portfolio -- Class A

UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying
Funds:

     FORMER UNDERLYING FUND/TRUST             NEW UNDERLYING FUND/TRUST
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
   Lord Abbett Bond Debenture             Western Asset Management Strategic
    Portfolio -- Class A                   Bond Opportunities Portfolio --
                                           Class A
   Pioneer Fund Portfolio -- Class A      Met/Wellington Core Equity
                                           Opportunities Portfolio -- Class A
   Pioneer Strategic Income Portfolio     Western Asset Management Strategic
    -- Class A                             Bond Opportunities Portfolio --
                                           Class A

       FINANCIAL STATEMENTS

       The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                11225 North Community House Road Telephone:
                Charlotte, NC 28277              (800) 842-9406

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